INVESTMENTS - Cost method investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS
Cost method investments	¥ 912,953,646	¥ 891,333,247
Proceeds from disposal of cost method investments	1,400,000,000	317,000,000
Cost method investments	200,000,000	100,000,000	¥ 100,000,000
Gain on disposal of cost method investment (Note 8)	¥ 1,374,462,407	¥ 149,066,258